RELATED PARTY TRANSACTIONS (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 USD ($) Share shares	Dec. 31, 2024 USD ($) Share shares
Disclosure of transactions between related parties [line items]
Number of units granted in share-based payment arrangement | shares	136,969	234,763
Value of units granted in share-based payment arrangement	$ 0.6	$ 0.5
Cash settled deferred share units outstanding | Share	942,628	1,044,204
Equity settled deferred share units outstanding | shares	598,437	564,841
Value of cash settled deferred share units outstanding	$ 8.9	$ 5.5
Value of equity-settled deferred share units outstanding	$ 2.0	5.5
Legal services [Member]
Disclosure of transactions between related parties [line items]
Expenses from related party transactions		$ 0.3